Transamerica International Equity

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Australia - 3.5%
BHP Group PLC, ADR	380,669	$ 20,792,141
Challenger, Ltd. (A)	7,044,539	35,568,012
Lendlease Corp., Ltd. (A)	3,237,700	29,518,798
Macquarie Group, Ltd.	511,900	51,050,997
Santos, Ltd.	6,794,800	33,490,341

		170,420,289

Belgium - 2.1%
Groupe Bruxelles Lambert SA	391,220	38,699,540
KBC Group NV (B)	909,700	63,437,486

		102,137,026

Denmark - 0.6%
AP Moller - Maersk A/S, Class B	14,235	29,241,054

France - 9.6%
Airbus SE (A) (B)	125,500	12,619,978
Arkema SA	411,460	45,531,991
Capgemini SE	253,952	36,698,826
Dassault Aviation SA (B)	16,466	17,168,041
Engie SA (B)	5,400,400	83,810,216
Rexel SA (B)	1,636,617	24,904,136
Sanofi	800,901	75,323,338
TOTAL SE	937,200	39,501,456
Ubisoft Entertainment SA (B)	378,700	37,863,971
Veolia Environnement SA	2,513,551	66,981,568
Vivendi SA	916,824	28,172,614

		468,576,135

Germany - 12.2%
Allianz SE	209,802	47,417,143
BASF SE	585,400	45,243,336
Bayer AG	468,452	28,352,044
Deutsche Boerse AG	321,500	51,617,788
Deutsche Post AG	962,600	47,547,677
Fresenius SE & Co. KGaA	1,408,900	62,742,126
HeidelbergCement AG	950,500	70,260,203
Infineon Technologies AG	1,540,227	61,706,974
SAP SE	515,047	65,353,276
Siemens AG	623,895	96,666,375
Talanx AG (B)	450,384	16,819,402

		593,726,344

Hong Kong - 1.8%
CK Asset Holdings, Ltd.	5,427,000	27,078,117
CK Hutchison Holdings, Ltd.	8,528,000	58,851,962

		85,930,079

Ireland - 3.3%
AIB Group PLC (A) (B)	10,595,900	18,902,214
DCC PLC	633,031	47,622,669
Ryanair Holdings PLC, ADR (B)	151,072	14,362,415
Smurfit Kappa Group PLC	1,686,215	81,197,399

		162,084,697

Isle of Man - 0.9%
Entain PLC (B)	2,715,100	45,949,115

Israel - 0.8%
Check Point Software Technologies, Ltd. (B)	289,500	36,980,730

	Shares	Value
COMMON STOCKS (continued)
Italy - 1.3%
Mediobanca Banca di Credito Finanziario SpA (B)	4,298,892	$ 38,256,993
Prysmian SpA	753,522	24,274,004

		62,530,997

Japan - 24.3%
Astellas Pharma, Inc.	3,810,400	61,850,548
Denka Co., Ltd.	777,780	29,621,311
FANUC Corp.	269,900	70,462,543
Fujitsu, Ltd.	273,560	41,745,204
Hitachi, Ltd.	1,644,580	67,748,933
Japan Airlines Co., Ltd. (B)	1,399,200	24,975,461
Kirin Holdings Co., Ltd.	1,414,200	30,396,833
Kyocera Corp.	813,700	52,151,863
Matsumotokiyoshi Holdings Co., Ltd.	474,200	18,806,822
Nintendo Co., Ltd.	118,800	68,385,463
Olympus Corp.	2,996,900	54,186,264
ORIX Corp.	4,546,600	72,954,247
Rakuten, Inc.	5,878,200	57,857,417
Sega Sammy Holdings, Inc.	2,498,600	39,795,162
Seven & i Holdings Co., Ltd. (A)	2,230,800	85,189,831
Sony Corp.	1,549,000	148,258,838
Square Enix Holdings Co., Ltd.	670,100	38,533,163
Sumitomo Mitsui Financial Group, Inc. (A)	2,123,100	65,961,157
Toshiba Corp.	1,886,050	61,591,158
Toyota Industries Corp.	1,123,400	88,490,931

		1,178,963,149

Luxembourg - 1.3%
ArcelorMittal SA (B)	2,907,535	63,673,058

Netherlands - 5.5%
ASML Holding NV	122,900	65,610,628
EXOR NV	243,300	18,033,794
Heineken Holding NV	666,785	58,746,222
Koninklijke Philips NV (B)	1,576,008	85,906,821
NXP Semiconductors NV	251,900	40,422,393

		268,719,858

Norway - 0.9%
Mowi ASA	1,912,600	42,436,228

Republic of Korea - 2.0%
Samsung Electronics Co., Ltd.	1,334,400	97,553,935

Singapore - 1.3%
DBS Group Holdings, Ltd.	3,210,500	60,541,199

Spain - 0.5%
Siemens Gamesa Renewable Energy SA (A)	559,117	22,937,057

Sweden - 2.0%
Investor AB, B Shares	649,672	47,653,015
Lundin Energy AB (A)	330,400	8,974,670
Volvo AB, B Shares (B)	1,649,637	40,644,800

		97,272,485

Switzerland - 10.3%
ABB, Ltd.	2,294,800	67,688,323
Alcon, Inc. (B)	833,073	59,787,457
Glencore PLC (A) (B)	5,688,000	18,987,259
Nestle SA	816,964	91,578,866
Novartis AG	935,615	84,715,355
Roche Holding AG	185,000	63,845,678

Transamerica Funds	Page 1

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Siemens Energy AG (B)	776,697	$ 28,823,493
UBS Group AG	5,927,774	85,441,913

		500,868,344

United Kingdom - 13.8%
Ashtead Group PLC	894,000	44,867,048
Aviva PLC	13,790,101	63,077,052
Barratt Developments PLC (B)	2,128,642	18,538,178
British Land Co. PLC, REIT	6,904,000	42,219,631
Bunzl PLC	795,048	25,520,786
IG Group Holdings PLC	737,000	7,552,814
Imperial Brands PLC	1,454,494	29,194,020
Inchcape PLC (B)	4,896,596	44,379,665
Informa PLC (B)	3,066,551	20,865,859
Kingfisher PLC (B)	3,298,700	12,522,515
Liberty Global PLC, Class C (B)	1,795,200	43,372,032
Linde PLC	171,400	42,061,560
Persimmon PLC	1,178,200	41,011,282
Savills PLC (B)	772,691	11,096,668
Smith & Nephew PLC	2,288,700	48,185,795
Tesco PLC (A)	25,020,000	81,875,403
Unilever PLC	1,647,314	95,964,562

		672,304,870

Total Common Stocks (Cost $3,995,913,297)		4,762,846,649

OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.06% (C)	53,103,478	53,103,478

Total Other Investment Company (Cost $53,103,478)		53,103,478

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
Fixed Income Clearing Corp., 0.00% (C), dated 01/29/2021, to be repurchased at $74,543,298 on 02/01/2021. Collateralized by a U.S. Government Obligation, 1.50%, due 02/28/2023, and with a value of $76,034,203.	$ 74,543,298	74,543,298

Total Repurchase Agreement (Cost $74,543,298)		74,543,298

Total Investments (Cost $4,123,560,073)		4,890,493,425
Net Other Assets (Liabilities) - (0.6)%		(29,740,220)

Net Assets - 100.0%		$ 4,860,753,205

Transamerica Funds	Page 2

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	6.4%	$314,086,963
Industrial Conglomerates	5.4	264,732,164
Health Care Equipment & Supplies	5.1	248,066,337
Banks	5.1	247,099,049
Diversified Financial Services	4.4	212,908,608
Household Durables	4.2	207,808,298
Capital Markets	4.0	195,663,512
Food & Staples Retailing	3.8	185,872,056
Entertainment	3.5	172,955,211
Semiconductors & Semiconductor Equipment	3.4	167,739,995
Chemicals	3.3	162,458,198
Multi-Utilities	3.1	150,791,784
Electrical Equipment	2.9	143,722,877
Food Products	2.7	134,015,094
Insurance	2.6	127,313,597
Electronic Equipment, Instruments & Components	2.5	119,900,796
Machinery	2.3	111,107,343
Metals & Mining	2.1	103,452,458
Software	2.1	102,334,006
Technology Hardware, Storage & Peripherals	2.0	97,553,935
Personal Products	2.0	95,964,562
Trading Companies & Distributors	1.9	95,291,970
Beverages	1.8	89,143,055
Auto Components	1.8	88,490,931
Oil, Gas & Consumable Fuels	1.7	81,966,467
Containers & Packaging	1.7	81,197,399
IT Services	1.6	78,444,030
Construction Materials	1.4	70,260,203
Real Estate Management & Development	1.4	67,693,583
Health Care Providers & Services	1.3	62,742,126
Internet & Direct Marketing Retail	1.2	57,857,417
Air Freight & Logistics	1.0	47,547,677
Hotels, Restaurants & Leisure	0.9	45,949,115
Distributors	0.9	44,379,665
Diversified Telecommunication Services	0.9	43,372,032
Equity Real Estate Investment Trusts	0.9	42,219,631
Leisure Products	0.8	39,795,162
Airlines	0.8	39,337,876
Aerospace & Defense	0.6	29,788,019
Marine	0.6	29,241,054
Tobacco	0.6	29,194,020
Media	0.4	20,865,859
Specialty Retail	0.3	12,522,515

Investments	97.4	4,762,846,649
Short-Term Investments	2.6	127,646,776

Total Investments	100.0%	$4,890,493,425

Transamerica Funds	Page 3

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$197,991,271	$4,564,855,378	$—	$4,762,846,649
Other Investment Company	53,103,478	—	—	53,103,478
Repurchase Agreement	—	74,543,298	—	74,543,298

Total Investments	$251,094,749	$4,639,398,676	$—	$4,890,493,425

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $103,105,811, collateralized by cash collateral of $53,103,478 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $55,343,584. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at January 31, 2021.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Transamerica Funds	Page 4

Transamerica International Equity

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 5